Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Preferred Shares [Abstract]
Disclosure of Preferred Shares Issued Pursuant to Subscription Agreement

The Company entered into preferred share subscription agreements with several independent investors and the details of issued preferred shares (the “Preferred Shares”) are set out as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	88,038,389	$0.04543	$4,000
	January 31, 2019	44,019,194	0.04543	2,000
		132,057,583		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	73,371,157	0.05111	3,750
	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	260,709,579	0.3329	86,800
	January 8, 2019 to
	March 25, 2019	36,643,370	0.3329	12,200
		297,352,949		99,000
	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	141,692,465	0.4845	68,650
	October 5, 2020 to
	November 5, 2020	114,757,479	0.4845	55,600
		256,449,944		124,250

The exchange ratio has been applied to these preferred shares to give effect to the Business Combination of March 29, 2023 and these would have been as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
	July 26, 2016 to
Series A1 Preferred Shares	July 28, 2016	6,310,503	$0.6338	$4,000
	January 31, 2019	3,155,252	0.6338	2,000
		9,465,755		6,000
Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	5,259,170	0.7130	3,750

	September 19, 2018 to
Series B Preferred Shares	December 27, 2018	18,687,400	4.6443	86,800
	January 8, 2019 to
	March 25, 2019	2,626,559	4.6443	12,200
		21,313,959		99,000

	September 10, 2020 to
Series C Preferred Shares	September 30, 2020	10,156,372	6.7593	68,650
	October 5, 2020 to
	November 5, 2020	8,225,701	6.7593	55,600
		18,382,073		124,250

Disclosure of Movement in Preference Shares at End of Each Reporting Period

The movement of the Preferred Shares at the end of each reporting period is as follows:

Preferred shares
As of January 1, 2021	$284,791
Change in fair value	37,424
As of December 31, 2021	322,215
Change in fair value	189,646
As of December 31, 2022	511,861
Change in fair value	76,424
Conversion of convertible preferred shares into post-closing ordinary shares	(588,285)
As of December 31, 2023	$—

Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares

In addition to the underlying share value of the Company determined by Black-Scholes model, other key valuation assumptions used in the OPM model to determine the fair value of the Preferred Shares are as follows:

	2021	2022
Time to liquidation	1.5 years	1.25 years
Risk-free rate	0.56%	4.65%
Expected volatility (note)	72.5%	75%
Dividend yield	0%	0%
Possibility under IPO scenario	25%	85%
Possibility under liquidation scenario	75%	15%

Note: The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

On March 29, 2023, all the preferred shares were converted into common shares, and therefore as of December 31, 2023, there were no longer any preferred shares.